Commitments	12 Months Ended
Feb. 29, 2016
Commitments [Text Block]
11.	Commitments

The Company is committed to certain agreements and operating leases. The minimum amounts due over the remaining terms of those agreements are as follows:

2017	$510,121
2018	515,941
2019	521,761
2020	534,877
2021	366,297
and thereafter	251,064

Total future minimum payments	$2,700,061

During the years ended February 29, 2016, February 28, 2015 and February 28, 2014, the Company incurred rental expenses of $705,765, $750,879, and $723,437 respectively.

The Company has committed to certain purchase obligations as follows:

2017	$153,924
2018	15,267
2019	19,957
2020	19,635
2021	9,818
and thereafter	-

Total future minimum payments	$218,601